Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Income from continuing operations before income taxes:
Israel	20,430	20,783	18,746
Non-Israeli	2,969	1,990	2,015

	23,399	22,773	20,761

Income tax expense from continuing operations:
Current:
Israel	-	-	(306)
Non-Israeli	670	424	635
	670	424	329
Deferred tax expense (benefit) from continuing operations:
Israel	943	1,351	1,867
Non-Israeli	8	175	(166)
	951	1,526	1,701

	1,621	1,950	2,030

Reconciliation of The Theoretical Income Tax Expense

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Income (loss) from continuing operations before income taxes	23,399	22,773	20,761

Statutory tax rate	23%	23%	23%

Theoretical income tax expense (benefit)	5,382	5,238	4,775

Increase (decrease) in income tax expense resulting from:

Change in valuation allowance	-	-	(346)

Non-deductible expenses(*)	239	337	214

Differences between foreign currencies and dollar-adjusted financial statements, net	(739)	(479)	240

Tax rate differential	(3,251)	(3,340)	(3,072)

Other	(10)	194	219

Actual income tax expense (benefit)	1,621	1,950	2,030

(*)Including non-deductible share based compensation.

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
Deferred tax assets:
Allowance for doubtful accounts	3	3
Deferred revenue	340	56
Accrued expenses	469	374
Net operating loss and tax credit carryforwards	644	1,036
Lease liability	170	192
Other temporary differences	344	119

Deferred tax asset	1,970	1,780

Deferred tax liabilities:
Property, plant and equipment	(618)	(251)
Right of use assets	(170)	(192)
Undistributed earnings	(700)	(591)
Total deferred tax liabilities	(1,488)	(1,034)

Net deferred tax assets	482	746